Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased, At Market - Marketable (Tables)	12 Months Ended
Sep. 30, 2013
Investment Holdings [Abstract]
Schedule of Securities Owned and Sold, Not yet Purchased, at Fair Value [Table Text Block]
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$428,000	$-	$-	$428,000
Restricted stock and warrants	-	39,000	-	39,000
	$428,000	$39,000	$-	$467,000
Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$15,000	$-	$-	$15,000
	$15,000	$-	$-	$15,000
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$18,000	$-	$-	$18,000
Government obligations	678,000	-	-	678,000
Restricted stock and warrants	-	56,000	-	56,000
	$696,000	$56,000	$-	$752,000
Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$1,000	$-	$-	$1,000
	$1,000	$-	$-	$1,000